DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 15,855	$ 9,966
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,702	2,228
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,996	6,324
Interest rate swaps, cross currency interest rate swaps and other | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	119	300
Inflation linked swap contract | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	167	160
Floating Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 3,445
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,916
Floating Interest Rate Benchmarked Against CDOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 1,501